Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Energy Index ETF	Nov. 29, 2022
Fidelity MSCI Energy Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	55.48%
Past 5 years	(2.37%)
Since Inception	(2.56%)
Fidelity MSCI Energy Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	54.00%
Past 5 years	(3.37%)
Since Inception	(3.38%)
Fidelity MSCI Energy Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	33.70%
Past 5 years	(1.90%)
Since Inception	(1.96%)
IXWMY
Average Annual Return:
Past 1 year	55.69%
Past 5 years	(2.30%)
Since Inception	(2.48%)	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Since Inception	15.26%	[1]

[1]	A From October 21, 2013